Pension and Other Postretirement Employee Benefits (OPEB) Plans (Thrift Plan) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Maximum amount employee may contribute if earnings are less that IRS threshold			75.00%
Percent of employees contribution matched by employer			100.00%
Percent of employees pay eligible to be matched by employer			6.00%
Traditional Retirement Plan Formula Of Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of employees contribution matched by employer			75.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of employees pay eligible for contribution to plan			1.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of employees pay eligible for contribution to plan			20.00%
Successor
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to the Thrift Plan	$ 5		$ 19
Predecessor
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to the Thrift Plan		$ 16		$ 21